Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ (314)	$ 253	$ (999)	$ (276)
Remeasurement gain/(loss) - return on plan assets less interest income	704	(412)	980	12
Changes in asset limitation and minimum funding requirement	(34)	11	166	190
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	356	(148)	147	(74)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	(15)	13	(38)	(14)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(15)	13	(38)	(14)
Other pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	(18)	0	(43)	0
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ (18)	$ 0	$ (43)	$ 0